DEFERRED INCOME (Tables)	12 Months Ended
Jun. 30, 2026
Deferred Income [Abstract]
Schedule of Deferred Income

	2026	2025
	US$	US$
Deferred Income at June 30, 2025	–	–
Grant recognized during the period	2,757,895	–
Amounts released to profit or loss	(986,364)	–
Deferred Income at June 30, 2026	1,771,531	–